Schedule of Consolidated Financial Statements (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	¥ 149,194	¥ 117,472	¥ 133,117
Short-term investment	18,007	35,423
Accounts receivable, net	942,717	982,479
Prepayments and other current assets	45,538	45,436
Total current assets	1,155,456	1,180,810
Non-current assets:
Restricted cash	26,476	5,000
Property, equipment and leasehold improvement, net	1,130	1,368
Intangible assets, net	4,900	5,950
Right-of-use assets	8,103	5,653
Goodwill	84,609	84,609
Other non-current assets	4,148	4,530
Total non-current assets	129,366	107,110
TOTAL ASSETS	1,284,822	1,287,920
Current liabilities:
Accounts payable	683,965	725,815
Short-term borrowings	71,900	30,000
Contract liabilities	1,692	1,781		¥ 4,300
Salary and welfare benefits payable	82,949	80,377
Tax payable	15,317	12,011
Accrued expenses and other current liabilities	22,014	25,248
Short-term lease liabilities	5,583	3,037
Total current liabilities	883,420	878,269
Non-current liabilities:
Deferred tax liabilities	1,225	1,488
Long-term lease liabilities	2,051	2,137
Deferred revenue	1,432	1,432
Total non-current liabilities	59,934	53,900
TOTAL LIABILITIES	943,354	932,169
Subsidiaries [Member]
Current assets:
Cash and cash equivalents	39,750	31,958
Short-term investment		3,000
Accounts receivable, net	719,284	781,857
Prepayments and other current assets	40,582	31,575
Total current assets	824,212	851,406
Non-current assets:
Restricted cash	5,000	5,000
Property, equipment and leasehold improvement, net	1,043	1,239
Intangible assets, net	4,900	5,950
Right-of-use assets	8,103	5,653
Goodwill	84,609	84,609
Other non-current assets	225	225
Total non-current assets	103,880	102,676
TOTAL ASSETS	928,092	954,082
Current liabilities:
Accounts payable	521,441	551,214
Short-term borrowings	31,900	10,000
Contract liabilities	4	125
Salary and welfare benefits payable	63,263	60,838
Tax payable	9,450	7,077
Accrued expenses and other current liabilities	16,968	17,166
Short-term lease liabilities	5,583	3,037
Total current liabilities	791,100	798,513
Non-current liabilities:
Deferred tax liabilities	1,225	1,488
Long-term lease liabilities	2,051	2,137
Deferred revenue	1,432	1,432
Total non-current liabilities	280,653	281,573
TOTAL LIABILITIES	1,071,753	1,080,086
Subsidiaries [Member] | Intra Group Companies [Member]
Current assets:
Amounts due from intra-Group companies	24,596	3,016
Current liabilities:
Amounts due to intra-Group companies	142,491	149,056
Non-current liabilities:
Amounts due to intra-Group companies	227,629	230,705
Subsidiaries [Member] | Related Party [Member]
Non-current liabilities:
Amounts due to intra-Group companies	¥ 48,316	¥ 45,811